Leases	12 Months Ended
Dec. 31, 2020
Presentation Of Leases For Lessee [Abstract]
Leases
10.	Leases

Group as a Lessee

We have lease contracts for various items of sites, buildings, leased circuits and poles used in our operations.  We considered in the lease term the non-cancellable period of the lease together with the periods covered by an option to extend and option to terminate the lease.

Our consolidated estimated useful lives of ROU assets as at December 31, 2020 and 2019 are as follows:

Sites	1 – 30 years
International leased circuits	3 – 7 years
Poles	1 – 10 years
Domestic leased circuits	4 – 10 years
Office buildings	1 – 25 years
Co-located sites	1 – 5 years

Our consolidated rollforward analysis of ROU assets as at December 31, 2020 and 2019 are as follows:

	Sites	International Leased Circuits	Poles	Domestic Leased Circuits	Office Buildings	Co-located Sites	Total
	(in million pesos)
As at December 31, 2019
Costs:
Balances at beginning of the year	8,980	3,779	607	551	298	11	14,226
Additions (Note 29)	3,506	562	100	489	413	2	5,072
Asset retirement obligation	1,679	—	—	—	124	—	1,803
Modifications	319	—	19	174	91	(2)	601
Termination	(72)	—	—	—	(20)	—	(92)
Balances at end of the year	14,412	4,341	726	1,214	906	11	21,610

Accumulated depreciation and amortization
Balances at beginning of the year	—	—	—	—	—	—	—
Termination	44	—	—	—	14	—	58
Modifications	—	—	—	3	—	1	4
Charges from asset retirement obligation	(1,297)	—	—	—	(92)	—	(1,389)
Depreciation	(2,673)	(834)	(340)	(186)	(358)	(2)	(4,393)
Balances at end of the year	(3,926)	(834)	(340)	(183)	(436)	(1)	(5,720)
Net book value as at December 31, 2019	10,486	3,507	386	1,031	470	10	15,890

As at December 31, 2020
Costs:
Balances at beginning of the year	14,412	4,341	726	1,214	906	11	21,610
Additions (Note 29)	3,538	2,600	2,576	39	582	—	9,335
Asset retirement obligation	556	—	—	—	172	—	728
Termination	(158)	(1,181)	—	—	(24)	—	(1,363)
Modifications	(294)	(1,472)	79	41	(52)	(2)	(1,700)
Adjustments	(3)	—	(11)	—	—	—	(14)
Reclassification	(197)	—	—	—	197	—	—
Balances at end of the year	17,854	4,288	3,370	1,294	1,781	9	28,596

Accumulated depreciation and amortization
Balances at beginning of the year	(3,926)	(834)	(340)	(183)	(436)	(1)	(5,720)
Termination	113	223	—	—	37	—	373
Adjustments	2	—	(1)	—	1	—	2
Modifications	3	—	(7)	—	(4)	—	(8)
Depreciation (Note 3)	(2,764)	(735)	(620)	(244)	(574)	(3)	(4,940)
Reclassification	17	—	—	—	(17)	—	—
Balances at end of the year	(6,556)	(1,346)	(967)	(427)	(993)	(4)	(10,293)
Net book value as at December 31, 2020	11,298	2,942	2,403	867	788	5	18,303

The following amounts are recognized in our consolidated income statements for the years ended December 31, 2020 and 2019:

	2020	2019
	(in million pesos)
Depreciation expense of ROU assets (Note 3)	4,940	4,393
Interest expense on lease liabilities (Note 5)	1,125	1,061
Variable lease payments (included in general and administrative expenses) (Note 5)	764	708
Expenses relating to short-term leases (included in general and administrative expenses) (Note 5)	618	378
Expenses relating to leases of low-value assets (included in general and administrative expenses) (Note 5)	2	204
Total amount recognized in consolidated income statements	7,449	6,744

Our consolidated rollforward analysis of lease liabilities as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Balances at beginning of the year	16,315	15,233
Additions (Note 29)	11,122	5,065
Accretion on lease liabilities (Note 5)	1,125	1,061
Foreign exchange losses – net	(171)	(12)
Termination	(1,188)	(96)
Lease modifications	(1,397)	463
Settlement of obligations	(5,781)	(5,399)
Balances at end of the year (Notes 3 and 29)	20,025	16,315
Less current portion of lease liabilities (Note 28)	4,043	3,215
Noncurrent portion of lease liabilities (Note 28)	15,982	13,100

We had total cash outflows for leases of Php5,781 million and Php5,399 million for the years ended December 31, 2020 and 2019, respectively.  We also had non-cash additions to ROU assets of Php9,335 million and Php5,072 million, respectively, as at December 31, 2020 and 2019, respectively.  We had non-cash additions to lease liabilities of Php11,122 million and Php5,065 million as at December 31, 2020 and 2019, respectively.   The future cash outflows relating to leases that have not yet commenced are disclosed in Note 29 – Notes to the Statements of Cash Flows.

We have entered into several lease contracts that include automatic extension and termination options.  These options are negotiated by us to provide flexibility in managing the leased-asset portfolio and align with our business needs.  However, in some of these lease contracts, we did not impute the renewal period in our assessment of the lease terms of these contracts since said renewal period is not yet reasonably estimable at the time of transition or commencement date of the lease, see Note 3 – Managements Use of Accounting Judgments, Estimates and Assumptions – Determining the lease term of contracts with renewal and termination options – Company as a Lessee.

Group as a Lessor

We have entered into operating leases on our investment property portfolio consisting of certain office buildings and business offices.  See Note 14 – Investment Properties.  These leases have term of five years.  All leases include a clause to enable upward revision of the rental charge on annual basis according to prevailing market conditions.  The lessee is also required to provide a residual guarantee on the properties.  Rental income recognized by us amounted to Php51 million, Php49 million and Php67 million and nil for the years ended December 31, 2020, 2019 and 2018, respectively.

Future minimum rentals receivable under non-cancellable operating leases as at December 31, 2020 and 2019 are as follows.

	2020	2019
	(in million pesos)
Within one year	48	54
After one year but not more than five years	—	48
More than five years	—	—
	48	102